CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2014	Aug. 12, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net income (loss)		$ (11,941)	$ 41,279	$ 1,314	$ 40,466
Unrealized gains (losses) on cash flow hedge			1,329	(10,159)	0
Income tax (benefit) expense			(395)	1,984	0
Other comprehensive income (loss)	$ (2,275)	$ (5,900)	934	(8,175)	0
Comprehensive income (loss)			$ 42,213	$ (6,861)	$ 40,466